Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Benefit Plans

Note 9—Benefit Plans

Defined Contribution Plan

The Company currently maintains a retirement plan intended to provide benefits under section 401(K) of the Internal Revenue Code, under which employees are allowed to contribute portions of their compensation to a tax-qualified retirement account. Under the 401(K) plan, the Company provides matching contributions equal to 100% of the first 6% of employees’ eligible compensation contributed to the plan. The Company contributed $0.4 million, $0.2 million and $0.1 million in matching contributions for the years ended December 31, 2014, 2013 and 2012, respectively.

Defined Benefit Plan

The Company maintains a defined benefit pension plan covering 28 of its employees, of which two are retired, four have deferred vested termination, and one is a survivor. Benefits are based on the employee’s years of service and compensation. The Partnership’s plans are funded in conformity with the funding requirements of ASC 715 as of December 31, 2014. As a result of the Oxford acquisition (refer to “Note 4” above) on June 26, 2013, the Partnership assumed the defined benefit pension plan, and therefore, no pension benefit plan was in effect prior to such date. Effective March 31, 2014, benefit accruals in the plan were frozen resulting in a gain on reduction of pension liability of $2.2 million for the year ended December 31, 2014.

The authoritative guidance for defined benefit pension plans requires an employer to recognize the overfunded or underfunded status as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through other comprehensive income.

A summary of the pension benefit as of the years ended December 31, 2014 and 2013 is set forth in the below tables (in thousands):

	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$9,018	$—
Oxford assumed benefit obligations	—	9,045
Service cost	70	144
Interest cost	335	203
Gain on reduction of pension liability	(2,208)	—
Actuarial loss	1,616	(350)
Benefits paid	(2,031)	(24)

Benefit obligation at end of period	$6,800	$9,018

Change in plan assets
Fair value of plan assets at beginning of year	$7,521	$—
Oxford assumed plan assets	—	6,523
Actual return on plan assets	(11)	1,012
Employer contributions	—	10
Benefit paid	(2,031)	(24)

Fair value of plan assets at December 31, 2014	$5,479	$7,521

The funding level of the qualified pension plan is in compliance with standards set by applicable law or regulation. As shown in the table below, the current pension plan is underfunded. All defined benefit pension obligations, regardless of the funding status of the plan, are fully supported by the financial strength of the Company.

	2014	2013
	(in thousands)
Assets in excess of (less than) benefit obligation at December 31,
Vested amount	$(6,800)	$(7,039)
Additional benefits required	—	(1,979)

Projected benefit obligation	(6,800)	(9,018)
Funded amount	5,479	7,521

Unfunded amount	$(1,321)	$(1,497)

Other amounts recognized in other comprehensive loss during the year ended December 31,
Assets in excess of (less than) benefit obligation at end of period	$(1,321)	$(1,497)
Amounts recorded in the consolidated balance sheet consist of:
Accrued benefit liability	(1,321)	(1,497)

Total recorded	$(1,321)	$(1,497)

Beginning amount recorded in other accumulated comprehensive income	$1,168	$—
Amounts recorded in accumulated other comprehensive loss consist of:
Pension obligation adjustment, net of tax	(1,716)	1,168

Total recorded in accumulated other comprehensive income	$(548)	$1,168

The long-term expected rate of return on funded assets shown below is established for each benefit plan by developing a forward-looking, long-term return assumption for each asset class, taking into account factors such as the expected real return for the specific asset class and inflation. A single, long-term rate of return is then calculated as the weighted average of the target asset allocation percentages and the long-term return assumption for each asset class. The discount rate is determined by constructing a portfolio of high-quality, noncallable bonds with cash flows that match estimated outflows for benefit payments.

	For the Year Ended December 31,
	2014	2013
Weighted average assumptions to determine benefit obligation
Discount rate	3.75%	4.75%
Expected rate of return	6.00%	6.00%
Rate of compensation increase	4.00%	4.00%
Inflation	3.00%	3.00%
Components of net periodic benefit cost (in thousands)
Service cost	$70	$144
Interest cost	335	203
Expected return on plan assets	(448)	(195)
Amortization of transition obligation	70	140
Amortization of net (gain) loss	29	—

Net period benefit cost	$56	$292

The following benefit payments are expected to be paid over the next ten years (in thousands):

2015	$8
2016	9
2017	25
2018	68
2019	106
2020-2024	1,798

The Company’s investment strategy for benefit plan assets reflects a long-term view, a careful assessment of the risks inherent in various asset classes and broad diversification to reduce the risk of the portfolio. The Company, along with its investment manager, determines the investment policies and strategies for the plan assets to determine the allocations to the various asset classes based on the results of the studies targeted percentages. The following tables below set forth the breakout of asset categories as of December 31, 2014 and 2013 (in thousands):

	December 31,
	2014	2013
Plan assets by category
Equity securities	$—	$7,397
Debt securities	5,392	117
Cash	87	6

Total Assets	$5,479	$7,520

Plan assets by category
Equity securities	N/A	98.3%
Debt securities	98.4%	1.6%
Cash	1.6%	0.1%

Total Assets	100%	100%

The following tables set forth by level, within the fair value hierarchy, the fair value of pension assets as of December 31, 2014 and 2013 (in thousands):

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Pension assets	$5,206	273	—	$5,479

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Pension assets	$7,403	117	—	$7,520

The fair value measurement levels are accounting terms that refer to different methods of valuing assets. The terms do not represent the relative risk or credit quality of an investment.